STATED SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
STATED SHARE CAPITAL.
Schedule of shares authorized and issued

Figures in thousand	2019	2018	2017
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,266,261	2,168,721	929,004
Shares issued under SGL Share Plan	4,442	10,394	1,407
Shares issued for cash	108,932	-	-
Shares issued with acquisition of subsidiary	290,395	-	-
Rights issue	-	-	1,195,787
Capitalisation issue	-	87,146	42,523
Number of shares in issue at end of the year	2,670,030	2,266,261	2,168,721